Note 4(c) - Assets Held for Sale (Details Textual) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 21, 2020	Jan. 14, 2020	Dec. 12, 2019	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of Long-Lived Assets to be Disposed of					$ 12,310
Property, Plant and Equipment, Net, Ending Balance					366,842	$ 220,048
Inventory, Net, Total					848	$ 587
Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 24,798
MT Eco Fleet [Member]
Impairment of Long-Lived Assets to be Disposed of			$ 6,779
Property, Plant and Equipment, Net, Ending Balance					20,667
MT Eco Fleet [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 21,000	$ 23,000
M/T Eco Revolution [Member]
Impairment of Long-Lived Assets to be Disposed of			$ 5,531
Property, Plant and Equipment, Net, Ending Balance					22,604
Inventory, Net, Total					$ 124
M/T Eco Revolution [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 23,000